Parent Company only Condensed Financial Information - Condensed Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Income tax expense (benefit)	$ 5,134	$ 2,734
Net income	8,414	4,561
Franklin Financial Network, Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	575	25
Other income	235	170
Other expense	1,499	725
Loss before income tax and undistributed subsidiary income	(689)	(530)
Income tax expense (benefit)	(324)	(175)
Equity in undistributed subsidiary income	8,779	4,916
Net income	$ 8,414	$ 4,561